Other Income - Summary Of Other Income Explanatory (Detail) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on disposals of investments [abstract]
Government assistance	[1]	$ (4,201,822)	$ (2,775,677)
Government loan forgiveness	[2]	(1,825,237)	(124,507)
Derecognition of contingent consideration (Note 17)		(1,010,024)
Other		(89,014)	(32,158)	$ (167,913)
Total other income		$ (7,126,097)	$ (2,932,342)	$ (167,913)

[1]	1 Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.
[2]	2 Includes other income recognized as below market interest rate benefit.